SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2021	2020	2019
Cash and cash equivalents	$497,241	$840,913	$85,688
Restricted cash and cash equivalents—current	—	4,365	—
Restricted cash and cash equivalents—non-current	25,000	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$522,241	$849,278	$89,832

Restrictions on Cash and Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2021	2020	2019
Cash and cash equivalents	$497,241	$840,913	$85,688
Restricted cash and cash equivalents—current	—	4,365	—
Restricted cash and cash equivalents—non-current	25,000	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$522,241	$849,278	$89,832

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The carrying value and fair value of the Company’s financial instruments are as follows:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$463,867	$—	$—	$463,867

Liabilities
Warrant liability	$—	$—	$4,284	$4,284
Derivative liability	—	—	4,189	4,189

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	$—	$—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100

Liabilities
Warrant liability	$—	$—	$7,335	$7,335

Fair Value Measurement Inputs and Valuation Techniques

As of April 10, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	—%
Time to liquidity (years)	0
The following reflects the inputs and assumptions used:

	As of December 31,
	2021	2020
Stock price	$9.87	$15.26
Exercise price	$11.50	$11.50
Remaining term (in years)	3.42	4.42
Volatility	90%	75%
Risk-free rate	1.03%	0.30%
Expected dividend yield	—	—
The following reflects the inputs and assumptions used:

As of June 22, 2021
Stock price	$17.32
Strike price	$14.86
Volatility	95%
Risk-free rate	0.10%

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)

Estimated fair value at December 31, 2020	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The change in fair value of the Warrant Liability was as follows:

Warrant Liability
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)

Estimated fair value at December 31, 2020	7,335
Change in fair value	(3,051)

Estimated fair value at December 31, 2021	$4,284

Property, Plant and Equipment	The useful lives of the Company’s assets are as follows:

Machinery and equipment	5 to 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Buildings	30 to 40 years